Additional disclosures - Preference Shares and Securities Detail (Details) € / shares in Units, € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£)	Feb. 06, 2019	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€) € / shares	Dec. 31, 2017 EUR (€)	Jul. 03, 2017 € / shares	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Notional amount				€ 318,807.0
Variable interest rate ( as a percent)		4.989%
Par value per share | € / shares				€ 0.50		€ 0.50
Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount				€ 23,820.0	€ 21,510.0		€ 19,902.0	€ 21,153.0
CCPSs
Disclosure of detailed information about financial instruments [line items]
Common Equity Tier 1 Ratio (CET1) maximum threshold percentage for conversion of the subordinated issue	5.125%		5.125%	5.125%
Subordinated liabilities | Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount				€ 10,063.0	8,773.0		7,329.0
Preference Shares | Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount				€ 345.0	404.0		413.0
Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)	6.984%		6.984%	6.984%
Preferred Securities | Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount				€ 9,717.0	€ 8,369.0		€ 6,916.0
LIBOR GBP 6M Interest Rate [Member] | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period	1.86%		1.86%	1.86%
Banco Santander (Brasil) S.A | Tier 1 Perpetual Subordinated Notes
Disclosure of detailed information about financial instruments [line items]
Notional amount | $			$ 1,248.0
Percentage of perpetual subordinated notes acquired	89.60%		89.60%	89.60%
Common Equity Tier 1 Ratio (CET1) maximum threshold percentage for conversion of the subordinated issue	5.125%		5.125%	5.125%
Issuance By Santander UK PLC In October 1995 [Member] | Preference Shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | £	£ 80.3
Issuance By Santander UK PLC In October 1995 [Member] | Fixed interest rate | Preference Shares
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)	10.375%		10.375%	10.375%
Issuance By Santander UK PLC In February 1996 [Member] | Preference Shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | £	£ 80.3
Issuance By Santander UK PLC In February 1996 [Member] | Fixed interest rate | Preference Shares
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)	10.375%		10.375%	10.375%
Issuance By Santander UK PLC In May 2006 [Member]
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period	1.13%		1.13%	1.13%
Reference rate, after initial interest rate period	3-Month GBP LIBOR
Issuance By Santander UK PLC In May 2006 [Member] | Preference Shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | £	£ 13.8
Interest rate (as a percent)	6.22%		6.22%	6.22%
Issuance By Santander UK PLC In May 2006 [Member] | Fixed interest rate | Preference Shares
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)	6.22%		6.22%	6.22%
Issuance By Santander Bank, National Association In August 2000 [Member] | Preference Shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $			$ 153.0
Issuance By Santander Bank, National Association In August 2000 [Member] | Fixed interest rate | Preference Shares
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)	12.00%		12.00%	12.00%
Issuance By Banco Espanol De Credito In October 2004 [Member] | CMS 10 Interest rate [Member] | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount				€ 36.5
Variable interest rate ( as a percent)	0.125%		0.125%	0.125%
Issuance By Banco Espanol De Credito In November 2004 [Member] | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount				€ 106.5
Interest rate (as a percent)	5.50%		5.50%	5.50%
Issuance By Banco Santander S.A. In March 2014 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				€ 1,500.0
Interest rate (as a percent)	6.25%		6.25%	6.25%
Initial interest rate term	5 years
Adjustment to reference rate, after initial interest rate period	5.41%		5.41%	5.41%
Reference rate, after initial interest rate period	5-year Mid-Swap Rate
Issuance By Banco Santander S.A. In March 2014 [Member] | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount				€ 1,500.0
Interest rate (as a percent)	6.25%		6.25%	6.25%
Issuance By Banco Santander S.A. In March 2014 [Member] | Euro 5Y Mid-Swap Rate
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period	5.41%		5.41%	5.41%
Issuance By Banco Santander S.A. In May 2014 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $			$ 1,500.0
Interest rate (as a percent)	6.375%		6.375%	6.375%
Initial interest rate term	5 years
Adjustment to reference rate, after initial interest rate period	4.788%		4.788%	4.788%
Reference rate, after initial interest rate period	5-year Mid-Swap Rate
Issuance By Banco Santander S.A. In May 2014 [Member] | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $			$ 1,500.0
Interest rate (as a percent)	6.375%		6.375%	6.375%
Issuance By Banco Santander S.A. In May 2014 [Member] | Euro 5Y Mid-Swap Rate
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period	4.788%		4.788%	4.788%
Issuance By Banco Santander S.A. In September 2014 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				€ 1,500.0
Interest rate (as a percent)	6.25%		6.25%	6.25%
Initial interest rate term	7 years
Reprice term	5 years
Adjustment to reference rate, after initial interest rate period	5.64%		5.64%	5.64%
Reference rate, after initial interest rate period	5-year Mid-Swap Rate
Issuance By Banco Santander S.A. In September 2014 [Member] | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount				€ 1,500.0
Interest rate (as a percent)	6.25%		6.25%	6.25%
Issuance By Banco Santander S.A. In September 2014 [Member] | Euro 5Y Mid-Swap Rate
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period	5.64%		5.64%	5.64%
Issuance Number One By Santander Finance Capital S.A. In March 2009 [Member] | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $			$ 18.2
Interest rate (as a percent)	2.00%		2.00%	2.00%
Issuance Number Two By Santander Finance Capital S.A. In March 2009 [Member] | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $			$ 25.0
Interest rate (as a percent)	2.00%		2.00%	2.00%
Issuance Number Three By Santander Finance Capital S.A. In March 2009 [Member] | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount				€ 306.9
Interest rate (as a percent)	0.05%		0.05%	0.05%
Issuance Number Four By Santander Finance Capital S.A. In March 2009 [Member] | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount				€ 153.4
Interest rate (as a percent)	2.00%		2.00%	2.00%
Issuance By Santander Finance Preferred S.A. In September 2004 [Member] | CMS 10 Interest rate [Member] | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount				€ 144.0
Variable interest rate ( as a percent)	0.05%		0.05%	0.05%
Issuance By Santander Finance Preferred S.A. In October 2004 [Member] | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount				€ 155.0
Interest rate (as a percent)	5.75%		5.75%	5.75%
Issuance By Santander Finance Preferred S.A. In March 2007 [Member] | US 3M Interest Rate [Member] | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $			$ 210.4
Variable interest rate ( as a percent)	0.52%		0.52%	0.52%
Issuance By Santander Finance Preferred S.A. In July 2007 [Member] | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | £	£ 4.9
Interest rate (as a percent)	7.01%		7.01%	7.01%
Issuance Number One By Santander International Preferred S.A. In March 2009 [Member] | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $			$ 979.7
Interest rate (as a percent)	2.00%		2.00%	2.00%
Issuance Number Two By Santander International Preferred S.A. In March 2009 [Member] | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount				€ 8.6
Interest rate (as a percent)	2.00%		2.00%	2.00%
Issuance By Abbey National PLC In February 2001 [Member] | Santander UK plc | LIBOR GBP 6M Interest Rate [Member] | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | £	£ 1.8
Variable interest rate ( as a percent)	1.86%		1.86%	1.86%
Issuance By Abbey National PLC In August 2002 [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)	6.984%		6.984%	6.984%
Issuance By Banco Santander (Brasil) S.A. In January 2014 [Member] | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $			$ 129.6
Interest rate (as a percent)	7.38%		7.38%	7.38%
Issuance by Banco Popular Pastor FRN, June 2004 [Member] | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount				€ 11.7
Interest rate (as a percent)	2.07%		2.07%	2.07%
Issuance By Banco Santander In April 2017 [Member]
Disclosure of detailed information about financial instruments [line items]
Initial interest rate term	5 years
Reference rate, after initial interest rate period	5-year Mid-Swap Rate
Issuance By Banco Santander In April 2017 [Member] | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount				€ 750.0
Interest rate (as a percent)	6.75%		6.75%	6.75%
Issuance By Banco Santander In April 2017 [Member] | Euro 5Y Mid-Swap Rate
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period	6.803%		6.803%	6.803%
issuance By Banco Santander In September 2017 [Member]
Disclosure of detailed information about financial instruments [line items]
Initial interest rate term	6 years
Reference rate, after initial interest rate period	5-year Mid-Swap Rate
issuance By Banco Santander In September 2017 [Member] | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount				€ 1,000.0
Interest rate (as a percent)	5.25%		5.25%	5.25%
issuance By Banco Santander In September 2017 [Member] | Euro 5Y Mid-Swap Rate
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period	4.999%		4.999%	4.999%
Issuance By Banco Santander In March 2018 [Member]
Disclosure of detailed information about financial instruments [line items]
Initial interest rate term	7 years
Reference rate, after initial interest rate period	5-Year Mid-Swap Rate
Issuance By Banco Santander In March 2018 [Member] | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount				€ 1,500.0
Interest rate (as a percent)	4.75%		4.75%	4.75%
Issuance By Banco Santander In March 2018 [Member] | Euro 5Y Mid-Swap Rate
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period	4.097%		4.097%	4.097%